Selected Statements of Operations Data (Tables)	12 Months Ended
Dec. 31, 2024
Selected Statements of Operations Data [Abstract]
Schedule of Research and Development Expenses, Net	Research and development expenses, net:
	Year ended December 31,
	2024	2023	2022

Total costs	$73,435	$69,993	$64,753
Less - capitalized software development costs	(7,133)	(6,518)	(6,097)

Research and development expenses, net	$66,302	$63,475	$58,656

Schedule of Financial Expense (Income), Net	Financial expense (income), net
	Year ended December 31,
	2024	2023	2022

Interest expenses (income), net	$(5,466)	$(2,945)	$1,427
Exchange rate loss (gain), net	1,093	1,364	(360)
PPP loan forgiveness *)	-	-	(1,465)
Derivatives loss, net	-	2,991	1,193
Bank charges and other	395	340	146

Financial expense (income), net	$(3,978)	$1,750	$941

*)	The Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) was enacted on March 27, 2020 in the United States. On April 22, 2020, Delphi Technology Inc. (“Delphi”), an American entity acquired on July 27, 2020, applied for such aid in the form of U.S. Small Business Administration’s Paycheck Protection Program (“PPP Loan”) in the amount of $1,546. In October 2022, the U.S. Small Business Administration approved a loan forgiveness in the amount of $1,465 which recorded as a financial income.